Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.dbr.com

February 19, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Northern Funds (the “Trust”)

Preliminary Proxy Statement

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Joint Meeting of Shareholders and Form of Proxy (together, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Joint Meeting of Shareholders of the Trust, including the Northern Multi-Manager Funds (the “Multi-Manager Funds”) and Northern Institutional Funds to be held on May 19, 2014 for the purpose of electing nine Trustees of the Trust and seven Trustees of the Multi-Manager Board; a meeting of the funds (each, a “Fund”) of Northern Funds and the Multi-Manager Funds for the purpose of approving management agreement between each Fund and its investment adviser, reflecting the provision of investment advisory and administration fees under a single agreement; for certain Funds, a change to the applicable Fund’s investment objective from a fundamental policy to a non-fundamental policy; and to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (215) 988-1146 if you have any comments or questions.

Sincerely,

/s/ Diana E. McCarthy
Diana E. McCarthy